Restatement of Previously Issued Financial Statements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on June 24, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on October 9, 2020 (the “Post-IPO Balance Sheet”), and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on June 24, 2021, as well as the
Form 10-Qs
for the quarterly periods ended March 31, 2021 and June 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in the Company’s Form 10-Q/A for the quarterly period ended September 30, 2021. This restatement also resulted in changes to the disclosure provided in footnotes 3 and 8 of these financial statements.
Impact of the Restatement
The impact of the restatement on the balance sheet as of October 5, 2021 is presented below:

Balance Sheet as of October 5, 2020	As Reported as Previously Restated in Form 10-K/A Amendment No.1	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$356,167,970	$43,832,030	$400,000,000
Class A ordinary shares	$438	$(438)	$—
Additional paid-in capital	$6,002,800	$(6,002,800)	$—
Accumulated deficit	$(1,004,379)	$(37,828,792)	$(38,833,171)
Total Shareholders’ Equity (Deficit)	$5,000,009	$(43,832,030)	$(38,832,021)

The impact of the restatement on the balance sheet as of December 31, 2020 is presented below:

Balance Sheet as of December 31, 2020	As Reported as Previously Restated in Form 10-K/A Amendment No.1	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$337,111,240	$62,888,760	$400,000,000
Class A ordinary shares	$629	$(629)	$—
Additional paid-in capital	$25,059,489	$(25,059,489)	$—
Accumulated deficit	$(20,061,109)	$(37,828,642)	$(57,889,751)
Total Shareholders’ Equity (Deficit)	$5,000,009	$(62,888,760)	$(57,888,751)
The impact of the restatement on the statement of cash flows from July 29, 2020 (inception) through December 31, 2020, is presented below:

Statement of Cash Flows for the period from July 29, 2020 (Inception) through December 31, 2020	As Reported as Previously Restated in Form 10-K/A Amendment No.1	Adjustment	As Restated
Initial classification of Class A ordinary shares subject to possible redemption	$356,167,970	$(356,167,970)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(19,056,730)	$19,056,730	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per ordinary share is presented below for the period from July 29, 2020 (inception) through December 31, 2020:

Earnings per Share for the period from July 29, 2020 (Inception) through December 31, 2020	As Reported as Previously Restated in Form 10-K/A Amendment No.1	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A ordinary shares	40,000,000	(17,548,387)	22,451,613
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.62)	$(0.62)
Basic and diluted weighted average shares outstanding, Class B ordinary shares	10,000,000	—	10,000,000
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(2.01)	$1.39	$(0.62)
Going Concern
Subsequent to the Company’s previously issued Form 10-K/A on June 24, 2021, in connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination by October 5, 2022, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution as well as the Company’s working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 5, 2022. The Company intends to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by October 5, 2022.

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection
with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in
its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly classified its Class A ordinary shares subject to possible redemption. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of

$10.00
per share, while also taking into consideration a redemption cannot result in net tangible assets being less than
$5,000,001.
Management determined that the Class A ordinary shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside of the Company’s control. Therefore, management concluded that the redemption value should include all shares of Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in a restatement adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impact was material to the previously issued (i) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2021, filed with the SEC on June 25, 2021 and (ii) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2021, filed with the SEC on August 6, 2021 (the “Affected Financial Statements”) and such Affected Financial Statements should no longer be relied upon. Therefore, the Company, in consultation with its Audit Committee, concluded that its Affected Financial Statements should be restated to report all Public Shares as temporary equity. As such the Company is reporting these restatements to the Affected Financial Statements in this Quarterly Report on Form 10-Q/A.
There has been no change in the Company’s total assets, liabilities, or operating results.

The impact
of the restatement on the Company’s financial statements is refle
c
ted in the following table.

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$356,425,300	$43,574,700	$400,000,000
Class A ordinary shares	$436	$(436)	$—
Additional paid-in capital	$5,745,622	$(5,745,622)	$—
Accumulated deficit	$(747,055)	$(37,828,642)	$(38,575,697)
Total Shareholders’ Equity (Deficit)	$5,000,003	$(43,574,700)	$(38,574,697)
Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$354,180,350	$45,819,650	$400,000,000
Class A ordinary shares	$458	$(458)	$—
Additional paid-in capital	$7,990,550	$(7,990,550)	$—
Accumulated deficit	$(2,992,004)	$(37,828,642)	$(40,820,646)
Total Shareholders’ Equity (Deficit)	$5,000,004	$(45,819,650)	$(40,819,646)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Change in value of Class A ordinary shares subject to possible redemption	$19,314,060	$(19,314,060)	—
Statement of Cash Flows for the Three Months Ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$17,069,110	$(17,069,110)	—
In
connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its income (loss) per share calculated to allocate net income (loss) evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company. The impact of this restatement on the Company’s financial statements is reflected in the following table:

	Basic and diluted weighted average shares outstanding, Class A ordinary shares	Basic and diluted net income ( loss ) p er share, Class A ordinary shares	Basic and diluted weighted average shares outstanding, Class B ordinary shares	Basic and diluted net income ( loss ) p er share, Class B ordinary shares
For the three months ended, March 31, 2021
As Previously Reported	40,000,000	$—	10,000,000	$1.92
Adjustment	—	$0.39	—	$(1.53)

As Restated	40,000,000	$0.39	10,000,000	$0.39

For the three months ended, June 30, 2021
As Previously Reported	40,000,000	$—	10,000,000	$(0.23)
Adjustment	—	$(0.04)	—	$0.19

As Restated	40,000,000	$(0.04)	10,000,000	$(0.04)

For the six months ended, June 30, 2021
As Previously Reported	40,000,000	$—	10,000,000	$1.70
Adjustment	—	$0.34	—	$(1.36)

As Restated	40,000,000	$0.34	10,000,000	$0.34

Going Concern
In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination by October 5, 2022, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution as well as the Company’s working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 5, 2022. The Company intends to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by October 5, 2022.